TRADE RECEIVABLES (Details 1) - Third Parties [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 2,545,887	R$ 3,020,915
Current [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	1,928,230	2,522,661
Past Due Up To 30 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	322,295	180,249
Past Due Up To 180 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	71,947	139,106
Past Due Over 180 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 223,415	R$ 178,899